Liquidity - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Jun. 30, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Borrowings	£ 8,711			£ 8,711	£ 5,287	£ 4,225
Repayments of bonds at maturity		$ 750	€ 820
364-day Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity	£ 3,000			3,000
Period of borrowings maturity	364 days	364 days
Proceeds from issue of bonds, notes and debentures	£ 745
Revolving Credit Facility Maturing in 2021
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity	3,000			3,000
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Borrowings	£ 3,000			£ 3,000			$ 4,000
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity				5 years
Average centrally managed debt maturity of bonds				8 years 7 months 6 days	9 years 2 months 12 days	8 years 9 months 18 days
Highest proportion of centrally managed debt maturing in a single rolling 12-month period	19.00%			19.00%	14.00%	18.40%	19.00%
Description of liquidity risk management				It is Group policy that short-term sources of funds (including drawing under both the US$4 billion commercial paper programme and £3 billion euro commercial paper programmes) are backed by undrawn committed lines of credit and cash. In March 2019, the Group repaid €820 million of bonds at maturity and in June 2019 repaid US$750 million of bonds at maturity. In July 2019, the Group: extended the £3 billion 364-day revolving credit facility for a further 364-days, extending the final maturity to 2020. The Group also has access to a £3 billion revolving credit facility with a maturity date in 2021. These facilities were undrawn at 30 June 2019; arranged short term bilateral facilities with some of its core banks for a total amount of £745 million; and filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission pursuant to which B.A.T Capital Corporation and B.A.T. International Finance p.l.c. may issue debt securities guaranteed by certain members of the Group from time to time. This forms part of the Group’s strategy to ensure flexible and agile access to capital markets and the registration statement is initially valid for three years. * The Group has evaluated its floating rate debt maturing after 2021 in connection with the potential discontinuation of LIBOR after 2021 as a result of the UK Financial Conduct Authority’s announcement on 27 July 2017. The Group believes that its contracts with interest rates based on LIBOR adequately provide for alternate calculations of interest in the event that LIBOR is unavailable. Although these alternative calculations may cause an administrative burden, the Group does not believe that it would materially adversely affect the Group or its ability to manage its interest rate risk.
Liquidity Risk | Top of Range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a single rolling year				20.00%
Interest Rate Risk | Fixed Rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt	50.00%			50.00%			50.00%
Ratio of floating to fixed rate borrowings	31.57%			31.57%		26.58%	31.57%
Borrowings, adjustment to interest rate on a fixed basis, description				At 30 June 2019, the relevant ratios of floating* to fixed rate borrowings were 17:83 (30 June 2018: 24:76, 31 December 2018: 21:79) on a net basis.